Long-term debt, current and non-current, details 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 42,450
Long-term Debt, Maturities, Repayments of Principal in Year Two	44,950
Long-term Debt, Maturities, Repayments of Principal in Year Three	54,450
Long-term Debt, Maturities, Repayments of Principal in Year Four	83,450
Long-term Debt, Maturities, Repayments of Principal in Year Five	183,312
Long-term Debt, Maturities, Repayments of Principal after Year Five	197,329
Total debt outstanding	$ 605,941	$ 486,008